Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Beginning balance		$ 5,197,438	$ 5,197,438
Ending balance		30,264,138	5,197,438	5,197,438
Impairment
Miflink business combination [Member]
Goodwill [Line Items]
Goodwill from acquisition	[1]			$ 5,197,438
Webull Pay merger [Member]
Goodwill [Line Items]
Goodwill from acquisition	[2]	$ 25,066,700

[1]	Represents the addition of goodwill from the acquisition of Miflink. See Note 6 — Acquisitions for further acquisition related details.
[2]	Represents the addition of goodwill from the acquisition of Webull Pay. See Note 6 — Acquisitions for further acquisition related details.